World Omni Auto Receivables Trust 2006-A		EXHIBIT 99.1
Monthly Servicer Certificate
April 30, 2006

Dates Covered
Collections Period	04/01/06 - 04/30/06
Interest Accrual Period	04/17/06 - 05/14/06
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/06

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 3/31/06	820,816,577.58	49,503
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471
Pre-Funding Balance at 4/30/06	0.00	0
Principal Payments	31,298,455.34	1,040
Defaulted Receivables	85,389.49	4
Repurchased Accounts	0.00	0

Pool Balance at 4/30/06	878,744,016.75	52,930

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	709,471,562.20	42,920
Pre-Funding Contracts added 3/30/06	152,088,208.43	7,950
Pre-Funding Contracts added 4/20/06	89,311,284.00	4,471

Delinquent Receivables:
Past Due 31-60 days	5,698,469.01	400
Past Due 61-90 days	947,423.23	57
Past Due 91 + days	113,704.28	6

Total	6,759,596.52	463

Total 31+ Delinquent as % Ending Pool Balance	0.77%

Recoveries	55,289.58

Aggregate Net Losses - April 2006	30,099.91

Overcollateralization Target Amount	17,574,880.34
Actual Overcollateralization	13,022,755.51

Weighted Average APR	8.68%
Weighted Average Remaining Term	57.72

Flow of Funds	$ Amount
Collections	36,898,166.60
Advances	39,466.50
Investment Earnings on Cash Accounts	396,835.23
Excess Maximum Negative Carry Amount	478,574.68
Servicing Fee	(684,013.81)

Available Funds	37,129,029.20

Uses of Cash
(1) Class A Interest	3,529,695.26
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	178,545.97
(4) Second Priority Principal Distributable Amount	20,398,032.46
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable	13,022,755.51
(7) Distribution to Certificateholders	0.00

Total Uses of Cash	37,129,029.19

Servicing Fee	684,013.81
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	900,000,000.00
Original Class B	41,362,000.00

Total Class A & B
Note Balance @ 3/31/06	899,142,049.21
Principal Paid	33,420,787.97
Note Balance @ 4/30/06	865,721,261.24

Class A-1
Note Balance @ 3/31/06	153,780,049.21
Principal Paid	33,420,787.97
Note Balance @ 4/30/06	120,359,261.24
Note Factor @ 4/30/06	78.2671496%

Class A-2
Note Balance @ 3/31/06	216,000,000.00
Principal Paid	—
Note Balance @ 4/30/06	216,000,000.00
Note Factor @ 4/30/06	100.0000000%

Class A-3
Note Balance @ 3/31/06	331,000,000.00
Principal Paid	—
Note Balance @ 4/30/06	331,000,000.00
Note Factor @ 4/30/06	100.0000000%

Class A-4
Note Balance @ 3/31/06	157,000,000.00
Principal Paid	—
Note Balance @ 4/30/06	157,000,000.00
Note Factor @ 4/30/06	100.0000000%

Class B
Note Balance @ 3/31/06	41,362,000.00
Principal Paid	—
Note Balance @ 4/30/06	41,362,000.00
Note Factor @ 4/30/06	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,708,241.23
Interest Carryover Shortfall	0.00
Total Principal Paid	33,420,787.97

Total Paid	37,129,029.20

Class A-1
Coupon	4.85490%
Interest Paid	580,678.59
Interest Carryover Shortfall	0.00
Principal Paid	33,420,787.97

Total Paid to A-1 Holders	34,001,466.56

Class A-2
Coupon	5.05000%
Interest Paid	909,000.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	909,000.00

Class A-3
Coupon	5.01000%
Interest Paid	1,381,925.00
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,381,925.00

Class A-4
Coupon	5.03000%
Interest Paid	658,091.67
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to A-4 Holders	658,091.67

Class B
Coupon	5.18000%
Interest Paid	178,545.97
Interest Carryover Shortfall	0.00
Principal Paid	0.00

Total Paid to B Holders	178,545.97

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9392298
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.5025888

Total Distribution Amount	39.4418186

A-1 Interest Distribution Amount	2.9626459
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	170.5142243

Total A-1 Distribution Amount	173.4768702

A-2 Interest Distribution Amount	4.2083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.2083333

A-3 Interest Distribution Amount	4.1750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.1750000

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.3166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.3166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	610.34
Noteholders’ Principal Distributable Amount	389.66

Account Balances	$ Amount
Advances
Balance as of 3/31/06	45,945.93
Balance as of 4/30/06	85,412.43
Change	39,466.50

Reserve Fund
Balance as of 3/31/06	2,160,842.33
Transfer from Pre-Funding 4/20/06	223,277.34
Investment Earnings	8,712.25
Withdrawal	0.00
Deposit	0.00
Balance as of 4/30/06	2,392,831.92
Change	231,989.59

Reserve Fund Requirement	2,377,176.77

Pre-Funding Account
Balance as of 3/31/06	89,310,936.44
Investment Earnings	220,306.72
Withdrawal	(89,310,936.44)
Balance as of 4/30/06	220,306.72
Change	(89,090,629.72)

Negative Carry Account
Balance as of 3/31/06	478,574.68
Investment Earnings	8,737.09
Withdrawal	(478,574.68)
Balance as of 4/30/06	8,737.09
Change	(469,837.59)